PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total	$ 59,116		$ 55,068	$ 23,631
Accumulated depreciation and amortization	(29,682)		(20,462)	(5,655)
Property and equipment - net	29,434		34,606	17,976
Depreciation, Depletion and Amortization	17,000	$ 10,500	15,000	4,600	$ 1,200
Internally developed software
Property, Plant and Equipment [Line Items]
Total	44,209		33,765	12,567
Software implementation costs
Property, Plant and Equipment [Line Items]
Total	1,604		1,214	208
Computers
Property, Plant and Equipment [Line Items]
Total	5,383		7,777	4,053
Security systems
Property, Plant and Equipment [Line Items]
Total	559		4,927	3,235
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	3,007		2,843	1,547
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	2,444		2,748	1,349
Office equipment
Property, Plant and Equipment [Line Items]
Total	$ 1,910		$ 1,794	$ 672